Financial result (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial result
Interest expense	€ (2,589)	€ (1,349)	€ (1,279)
Interest expense on lease liability (2018: Finance lease obligations)	(167)	(190)	(69)
Long-term debt	(1,602)	(993)	(944)
Expense from revaluation of derivative financial instruments	(808)	(106)
Fair value valuation of financial assets	(10)		(136)
Other	(2)	(60)	(130)
Interest income	184	318	2,158
Payout of bond funds	78	126	58
Income from revaluation of derivative financial instruments	93		2,065
Fair value valuation of financial assets		174	18
Other	13	18	17
Financial result	€ (2,405)	€ (1,031)	€ 879